Subsequent Events (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 10-Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date unaudited condensed financial statements were available to be issued. Based upon this review, the Company determined that there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed financial statements, other than as described below.
Amendment to the Merger Agreement
On December 15, 2023, RMG III and H2B2 entered into the Merger Agreement Amendment. The Merger Agreement Amendment, amended certain terms of the Existing Merger Agreement to reflect the following amendments, among others:
•	Base Purchase Price. Removal of the definition of Base Purchase Price.
•	Closing Date Purchase Price. Amendment to the definition of Closing Date Purchase Price to a fixed purchase price of $400,000,000.
•
AVR Option Amount. Removal of the AVR Option Amount from the calculation of the Closing Date Purchase Price and Minimum Investment Amount as a result of the agreement between the current Chairman of the Board of Directors of H2B2, Mr. Vázquez, and H2B2 to delay the exercise of Mr. Vázquez’s option to acquire up to 68,966 shares of Company Common Stock, to after closing of the Merger.

•	Minimum Investment Amount. Reduction of the Minimum Investment Amount from $40,000,000 to $30,000,000.
•
10% Premium. Removal of the ten percent (10%) premium to the Closing Date Purchase Price in the event that the Capital Raise Amount exceeded $15,000,000 from the definition of Closing Date Purchase Price.

•
Minimum Net Tangible Assets Condition. Removal of the condition precedent to closing of the Merger that RMG III will have at least $5,000,001 of net tangible assets upon closing of the Merger (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act).

•
Conversion of RMG III Class B Ordinary Shares. Amendment to the definition of Founder Consideration Shares and other related sections of the Merger Agreement to reflect the planned partial conversion by Sponsor of certain RMG III Class B Ordinary Shares into RMG III Class A Ordinary Shares prior to closing of the Merger.

•
Warrant Amendment. Amendment to the covenant relating to the Warrant Amendment to clarify that RMG III will, following its execution, cause, in connection with the Closing, each of the then outstanding Public Warrants and Private Placement Warrants to represent the right to receive up to 0.075 shares of Surviving Corporation Common Stock.

•
Director Nominees. Amendment to the covenant relating to the composition of the Surviving Corporation Board to provide that, immediately following the Effective Time, the Surviving Corporation Board will consist of nine (9) directors, which will initially include (i) six (6) director nominees, each of whom will be independent directors for the purposes of Nasdaq, five (5) of whom to be designated by H2B2 and one (1) of whom to be designated by RMG III, and (ii) three (3) director nominees to be designated by H2B2.

The Business Combination would be consummated in accordance with the terms and subject to the conditions as further described in the Merger Agreement Amendment as filed with the SEC on a Current Report on Form 8-K on December 18, 2023. Other than as expressly modified by the Merger Agreement Amendment, the Merger Agreement, which was filed as Exhibit 2.1 to the Current Report on Form 8-K filed by the Company with the SEC on May 11, 2023, remains in full force and effect.

Note 10-Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date financial statements were available to be issued. Based upon this review, the Company determined that, except as disclosed below, there have been no events that have occurred that would require adjustments to the disclosures in the financial statements, except as disclosed below.
On January 4, 2023, the Company entered into a non-binding letter of intent (“LOI”) for a business combination with H2B2 Electrolysis Technologies (“H2B2” or the “Target”), a vertically integrated provider of hydrogen energy systems, services, and equipment. Under the terms of the LOI, the Company and H2B2 would be become a combined entity, with H2B2’s existing equity holders continuing to hold substantially all of their equity in the combined public company. We expect to announce additional details regarding the proposed business combination when a definitive merger agreement is executed, which is expected in the first half of 2023.
On January 11, 2023, the Company held an extraordinary general meeting of shareholders for the purpose of approving an amendment to the amended and restated memorandum and articles of association to extend the date by which the Company must complete a business combination from February 9, 2023, to May 9, 2023 (the “Extended Date”), and to allow the Company, without another shareholder vote, to elect to further extend the date to consummate a business combination up to three times by an additional month each time after the Extended Date, upon two days’ advance notice prior to the applicable deadline, for a total of up to six months, to August 9, 2023, if the Company has entered into a definitive business combination agreement (the “First Extension”).
In connection with the First Extension, a total of 260 shareholders elected to redeem an aggregate of 47,381,598 Class A ordinary shares, representing approximately 98.10% of our issued and outstanding Class A ordinary shares, for an aggregate of approximately $478,003,632 in cash. Subsequent to the redemption, 918,402 Class A ordinary shares remained outstanding.
In March 2023, the Company borrowed $250,000 under the July 2022 Note.